Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Short-term deposits	$ 180,458
Cash at bank and on hand	115,114	$ 105,364
Total	$ 295,572	$ 105,364	$ 10,571	$ 20,734